Securitizations And Variable Interest Entities (Narrative) (Details) (JPY ¥)	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011
Variable Interest Entity [Line Items]
Proceeds received from new securitizations	¥ 349,000,000,000	¥ 481,000,000,000
Recognized associated profit on sale	0	200,000
Cumulative balance of financial assets transferred to SPEs	3,782,000,000,000	3,141,000,000,000
Debt securities issued by special purpose entities initial fair value	1,336,000,000,000	2,271,000,000,000
Cash inflows from third parties on the sale of debt securities	723,000,000,000	1,472,000,000,000
Interests held in SPEs	14,000,000,000	26,000,000,000
Outstanding collateral service agreements or written credit default swap agreements	¥ 27,000,000,000	¥ 28,000,000,000
Fair value of firms retained interest, percentage	10.00%
Sensitivity of fair value to immediate adverse changes, percentage	20.00%
Maximum [Member]
Variable Interest Entity [Line Items]
Percentage of changes on fair value based on adverse effect	20.00%
Minimum [Member]
Variable Interest Entity [Line Items]
Percentage of changes on fair value based on adverse effect	10.00%